Property, plant and equipment (Details Textual) - INR (₨) ₨ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Disclosure of Property, plant and equipments [Line Items]
Contractual commitments for acquisition of property, plant and equipment	₨ 2,762,605	₨ 6,140,770
Property, plant and equipment, pledged as security	₨ 11,904,836	₨ 10,888,446